Submission	Mar. 11, 2026
Submission [Line Items]
Central Index Key	0002052411
Registrant Name	FT Vest Total Return Income Fund: Series B1
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A